Financial Instruments (Details) - Schedule of Composition of Derivatives € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) [1]	Dec. 31, 2023 EUR (€)
Derivatives presented under current assets
Derivatives presented under current assets	€ 1,096	$ 1,172	€ 275
Derivatives presented under non-current assets
Derivatives presented under non-current assets	13,971	14,942	10,948
Derivatives presented under current liabilities
Derivatives presented under current liabilities			(4,643)
Derivatives presented under non-current liabilities
Derivatives presented under non-current liabilities	(25)	$ (27)
Swap contracts [Member]
Derivatives presented under current assets
Derivatives presented under current assets	283		275
Derivatives presented under non-current assets
Derivatives presented under non-current assets	813		607
Derivatives presented under non-current liabilities
Derivatives presented under non-current liabilities	(25)
Forward [Member]
Derivatives presented under current assets
Derivatives presented under current assets	199
Financial power swap [Member]
Derivatives presented under current assets
Derivatives presented under current assets	614
Derivatives presented under non-current assets
Derivatives presented under non-current assets	13,158		10,341
Derivatives presented under current liabilities
Derivatives presented under current liabilities			€ (4,643)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)